Appendix II	12 Months Ended
Dec. 31, 2020
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2020, 2019 and 2018

(Expressed in thousands of Euros)

	Bioscience			Hospital			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Revenues from external customers	4,242,502	3,993,462	3,516,704	118,675	134,441	119,454	775,889	733,604	702,265	224,090	266,540	167,004	31,989	22,820	22,451	(53,107)	(52,176)	(41,154)	5,340,038	5,098,691	4,486,724

Total operating income	4,242,502	3,993,462	3,516,704	118,675	134,441	119,454	775,889	733,604	702,265	224,090	266,540	167,004	31,989	22,820	22,451	(53,107)	(52,176)	(41,154)	5,340,038	5,098,691	4,486,724

Profit/(Loss) for the segment	949,989	1,079,216	902,402	(12,504)	(8,674)	(12,587)	215,793	215,828	215,990	19,871	16,246	36,824	2,241	1,279	19,788	4,428	(3,094)	(5,764)	1,179,818	1,300,801	1,156,653

Unallocated expenses																			(183,686)	(169,436)	(162,529)

Operating profit/(loss)																			996,132	1,131,365	994,124

Finance result																			(177,669)	(274,724)	(257,244)

Share of profit/(loss) of equity- accounted investee	—	—	2,839	—	—	—	—	(19,794)	(10,975)	—	—	3,039	60,166	(19,744)	(5,941)		—	—	60,166	(39,538)	(11,038)

Income tax expense																			(169,639)	(168,459)	(131,436)

Profit for the year after tax																			708,990	648,644	594,406

Segment assets	7,975,667	8,416,922	6,928,220	257,360	274,250	250,543	3,371,125	3,676,011	3,526,136	251,551	226,814	117,673	383,981	77,501	54,363	(26,773)	(32,892)	(29,281)	12,212,911	12,638,606	10,847,654
Equity-accounted investments	—	10,368	99,547	—	—	—	—	—	19,256	46,782	49,922	47,742	1,822,238	54,183	60,360	—	—	—	1,869,020	114,473	226,905
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,192,845	2,789,532	1,402,487
Total assets																			15,274,776	15,542,611	12,477,046

Segment liabilities	1,222,664	1,371,352	764,377	32,179	53,441	32,767	372,461	351,799	230,517	120,787	126,289	6,427	121,334	35,581	34,698	—	—	—	1,869,425	1,938,462	1,068,786
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,685,296	6,758,381	6,711,656
Total liabilities																			8,554,721	8,696,843	7,780,442

Other information:

Allocated amortisation and depreciation	201,087	196,335	156,893	12,443	11,686	10,819	63,053	52,224	44,030	21,846	20,415	5,656	2,820	2,147	1,941	—	—	—	301,249	282,807	219,339

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	20,284	19,648	9,270

Allocated expenses that do not require cash payments	38,955	43,524	172,648	529	(289)	297	(21,335)	(22,873)	(27,651)	3	393	28	(2,977)	—	—	—	—	—	15,175	20,755	145,322

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,924	2,416	1,339

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	289,062	868,103	220,531	11,548	62,298	15,354	34,516	103,911	58,064	10,915	65,448	2,050	1,150	1,768	883	—	—	—	347,191	1,101,528	296,882

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	107,178	73,544	19,795

This appendix forms an integral part of note 6 to the consolidated financial statements.

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Reporting by geographical area

for the years ended 31 December 2020, 2019 and 2018

(Expressed in thousands of Euros)

	Spain			Rest of European Union (*)			USA + Canada			Rest of World (*)			Consolidated
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

Net Revenue	339,169	268,287	264,913	495,323	531,173	479,305	3,599,746	3,390,811	2,974,429	905,800	908,420	768,077	5,340,038	5,098,691	4,486,724

Assets by geographical area	1,117,647	2,764,054	898,599	2,927,198	3,425,874	3,177,781	9,138,360	9,059,674	8,133,108	2,091,571	293,009	267,558	15,274,776	15,542,611	12,477,046

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	93,787	183,891	70,639	92,873	181,736	69,534	253,442	787,586	166,353	14,267	21,859	10,151	454,369	1,175,072	316,677

(*)For comparison purposes, 2019 and 2018 UK figures have been reclassified from EU to ROW.

This appendix forms an integral part of note 6 to the consolidated financial statements